UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK
Brazil — 6.2%
Banco do Brasil SA	248,200	$3,102
Cia de Saneamento Basico do Estado de Sao Paulo ADR	24,800	2,072
Cia de Saneamento de Minas Gerais	27,100	579
Cielo SA	42,480	1,182
Even Construtora e Incorporadora SA	151,600	696
M Dias Branco SA	16,800	640
Vale SA, Class B ADR	83,800	1,756

		10,027

Chile — 0.8%
Aguas Andinas SA, Class A	604,481	429
ENTEL Chile SA	38,125	788

		1,217

China — 16.6%
Agricultural Bank of China Ltd., Class H	2,378,000	1,200
Bank of China Ltd., Class H	7,707,000	3,491
China Communications Construction Co. Ltd., Class H	262,000	258
China Construction Bank Corp., Class H	3,055,000	2,497
China Lumena New Materials Corp.	5,064,000	1,124
China Minsheng Banking Corp. Ltd., Class H	135,500	159
China Minzhong Food Corp. Ltd.[1]	876,000	586
China Mobile Ltd. ADR	20,100	1,180
China Petroleum & Chemical Corp. ADR	31,600	3,632
China Railway Construction Corp. Ltd., Class H	1,310,500	1,516
China Railway Group Ltd., Class H	1,860,000	1,106
China Yuchai International Ltd.	37,400	590
Datang International Power Generation Co. Ltd., Class H	1,646,000	633
Dongyue Group	541,000	366
FerroChina Ltd.[1,2,3]	258,000	—
Giant Interactive Group Inc. ADR	62,900	340
Global Bio-Chemical Technology Group Co. Ltd.	1,884,000	217
Guangzhou R&F Properties Co. Ltd., Class H	801,600	1,359
Huaneng Power International Inc., Class H	1,620,000	1,513
Industrial & Commercial Bank of China, Class H	595,000	429
KWG Property Holding Ltd.	835,000	641
PetroChina Co. Ltd. ADR	6,600	949
Shenzhen Investment Ltd.	1,550,000	637
Shimao Property Holdings Ltd.	320,500	619
Shougang Fushan Resources Group Ltd.	948,000	356
Skyworth Digital Holdings Ltd.	1,196,000	626
Tianneng Power International Ltd.	1,104,000	720

		26,744

India — 9.5%
Allahabad Bank	147,612	461

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — (continued)
Cairn India Ltd.	236,951	$1,389
Cipla Ltd.	184,725	1,404
Dena Bank	289,988	612
Dr Reddy’s Laboratories Ltd.	34,366	1,153
Housing Development & Infrastructure Ltd.[1]	94,845	196
Indiabulls Financial Services Ltd.	136,562	693
MRF Ltd.	1,748	413
Oil & Natural Gas Corp. Ltd.	277,824	1,367
Power Finance Corp. Ltd.	224,887	843
Sterlite Industries India Ltd.	555,000	1,186
Sun Pharmaceutical Industries Ltd.	84,045	1,135
Tata Global Beverages Ltd.	189,386	556
Tata Motors Ltd.	622,118	3,571
Welspun Corp. Ltd.	150,736	295

		15,274

Indonesia — 1.0%
Indofood Sukses Makmur Tbk PT	987,000	600
Kalbe Farma	5,610,000	618
Surya Semesta Internusa	3,180,000	359

		1,577

Kazakhstan — 0.4%
KazMunaiGas Exploration Production JSC GDR	34,335	618

Malaysia — 2.8%
DiGi.Com Bhd	270,500	470
JCY International Bhd	1,042,500	214
Sime Darby Bhd	90,100	281
Telekom Malaysia Bhd	442,300	874
Tenaga Nasional Bhd	561,700	1,277
UMW Holdings Bhd	340,300	1,334

		4,450

Mexico — 2.7%
Alfa SAB de CV, Class A	720,000	1,539
Fomento Economico Mexicano SAB de CV ADR	24,500	2,467
Mexichem SAB de CV	54,000	302

		4,308

Philippines — 0.3%
Megaworld Corp.	7,510,000	508

Poland — 3.9%
KGHM Polska Miedz SA	40,589	2,510
Polski Koncern Naftowy Orlen SA1	76,183	1,223
Powszechny Zaklad Ubezpieczen SA	14,340	2,033

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Poland — (continued)
Tauron Polska Energia SA	349,362	$537

		6,303

Qatar — 0.5%
Commercial Bank of Qatar QSC	13,049	255
Industries Qatar QSC	12,292	525

		780

Russia — 6.2%
Gazprom OAO ADR	478,847	4,628
LUKOIL OAO ADR	68,473	4,597
Tatneft ADR	15,201	677

		9,902

South Africa — 6.6%
Aspen Pharmacare Holdings Ltd.	22,998	462
Aveng Ltd.	196,114	711
AVI Ltd.	87,000	618
FirstRand Ltd.	525,879	1,940
Imperial Holdings Ltd.	70,960	1,678
Liberty Holdings Ltd.	49,347	652
MMI Holdings Ltd.	280,832	740
Redefine Properties Ltd.	495,116	551
Sanlam Ltd.	269,163	1,437
Vodacom Group Ltd.	124,157	1,832

		10,621

South Korea — 16.9%
Able C&C Co.Ltd.[1]	5,974	446
CJ Corp.	9,176	1,026
Daesang Corp.	56,090	1,386
Daishin Securities Co. Ltd.	59,660	564
Hana Financial Group Inc.	43,160	1,420
Hyundai Marine & Fire Insurance Co. Ltd.	29,420	924
Korea Exchange Bank[1]	94,900	683
Korea Gas Corp.	11,648	825
KP Chemical Corp.	34,870	406
KT Corp. ADR	122,800	2,056
KT&G Corp.	6,694	510
LG Display Co. Ltd. ADR	106,900	1,548
Meritz Fire & Marine Insurance Co. Ltd.	25,797	344
Partron Co.Ltd.	39,214	725
Samsung Electronics Co. Ltd.	5,365	7,759
SK Holdings Co. Ltd.	14,919	2,540
SK Telecom Co. Ltd. ADR	121,300	1,920
Woori Finance Holdings Co. Ltd.	184,500	2,072

		27,154

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Taiwan — 11.0%
Asustek Computer Inc.	258,300	$2,922
Chailease Holding Co. Ltd.	176,000	406
Cheng Shin Rubber Industry Co.Ltd.	427,500	1,119
Chicony Electronics Co. Ltd.	260,055	606
Chipbond Technology Corp.	446,000	880
Chong Hong Construction Co.	253,000	742
Compal Electronics Inc.	1,030,316	697
Coretronic Corp.	753,000	586
CTCI Corp.	201,000	399
Far EasTone Telecommunications Co.Ltd.	325,000	829
Lite-On Technology Corp.	539,193	719
Merida Industry Co. Ltd.	166,150	745
Quanta Computer Inc.	106,000	251
Radiant Opto-Electronics Corp.	123,240	511
Sercomm Corp.	254,000	373
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	281,100	4,824
Wistron Corp.	991,169	1,037

		17,646

Thailand — 4.5%
Advanced Info Service	328,600	2,259
Bangchak Petroleum	1,293,300	1,350
Bangkok Dusit Medical Services	252,400	938
PTT	20,300	222
Sansiri	9,848,300	1,137
Shin Corp.	207,300	470
Thanachart Capital	712,100	885

		7,261

Turkey — 4.6%
Ford Otomotiv Sanayi AS	47,388	571
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	761,197	542
Koza Anadolu Metal Madencilik Isletmeleri AS1	130,000	415
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	120,566	417
Tupras Turkiye Petrol Rafinerileri AS	74,012	2,152
Turk Hava Yollari[1]	569,311	2,010
Turk Traktor ve Ziraat Makineleri AS	37,169	1,221
Turkiye Sise ve Cam Fabrikalari AS	1	—

		7,328

United Arab Emirates — 0.5%
Emaar Properties PJSC	773,447	799

Total Common Stock
(Cost $131,309) — 95.0%		152,517

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2012 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

PREFERENCE STOCK
Brazil — 4.2%
AES Tiete SA	17,700	$204
Cia de Bebidas das Americas ADR	67,600	2,838
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Class B	85,829	704
Metalurgica Gerdau SA, Class A	63,900	714
Vale SA, Class B ADR	113,800	2,310

		6,770

South Korea — 0.2%
LG Chemical Ltd.	3,064	296

Total Preference Stock
(Cost $8,087) — 4.4%		7,066

Total Investments — 99.4%
(Cost $139,396)‡		159,583

Other Assets in Excess of Liabilities — 0.6%		1,043

Net Assets — 100.0%		$160,626

*	Except for share data.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2012 was $– and represented 0.0% of net assets.
3	Security is fair valued at zero due to company’s insolvency.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Amounts designated as “—” are $0 or are rounded to $0.

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $139,396 and the unrealized appreciation and depreciation were $26,329 and ($6,142), respectively.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Brazil	$10,027	$—	$—	$10,027
Chile	1,217	—	—	1,217
China	6,691	20,053	—	26,744
India	—	15,274	—	15,274
Indonesia	—	1,577	—	1,577
Kazakhstan	618	—	—	618
Malaysia	874	3,576	—	4,450
Mexico	4,308	—	—	4,308

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2012 (Unaudited)

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Philippines	$—	$508	$—	$508
Poland	—	6,303	—	6,303
Qatar	—	780	—	780
Russia	—	9,902	—	9,902
South Africa	1,262	9,359	—	10,621
South Korea	5,929	21,225	—	27,154
Taiwan	4,824	12,822	—	17,646
Thailand	—	7,261	—	7,261
Turkey	—	7,328	—	7,328
United Arab Emirates	—	799	—	799

Total Common Stock	$35,750	$116,767	$—	$152,517
Preference Stock
Brazil	$6,770	$—	$—	$6,770
South Korea	—	296	—	296

Total Preference Stock	$6,770	$296	$—	$7,066

Total Investments in Securities	$42,520	$117,063	$—	$159,583

†	Represents securities trading outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

For the period ended December 31, 2012 the fair value of Level 3 assets was $0.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: February 28, 2013